LOSS PER SHARE (Tables)	12 Months Ended
Jun. 26, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share

The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended June 26, 2021 and June 27, 2020:

	2021	2020

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(111,993,197)	$(177,313,705)
Less Deemed Dividend - Down Round Feature of Warrants	(6,364,183)	-

Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	(118,357,380)	(177,313,705)
Net Loss from Discontinued Operations	(12,152,328)	(69,950,677)

Total Net Loss	$(130,509,708)	$(247,264,382)

Weighted-Average Shares Outstanding - Basic and Diluted	530,980,011	270,418,842

Loss Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.22)	$(0.66)

From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.02)	$(0.26)